Earnings Per Equity Share - Additional Information (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 08, 2019
Earnings per share [abstract]
Bonus issue ratio	33.33%	100.00%	0.00%
Par value per share		₨ 2	₨ 2	₨ 2